Share capital (Narrative) (Details)											1 Months Ended																12 Months Ended
	Mar. 08, 2022 shares	Aug. 06, 2020 USD ($) shares	Jun. 08, 2020 CAD ($) shares	Jun. 08, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Nov. 04, 2019 $ / shares	Nov. 04, 2019 USD ($) shares	Oct. 04, 2019 USD ($) shares	May 07, 2019 $ / shares	May 07, 2019 USD ($) shares	Sep. 21, 2021 $ / shares shares	Jul. 26, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Feb. 17, 2021 $ / shares	Feb. 17, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($) shares	Mar. 16, 2020 USD ($) shares	Feb. 04, 2020 shares	Sep. 20, 2019 USD ($) shares	Jun. 28, 2019 $ / shares shares	Apr. 24, 2019 $ / shares	Apr. 24, 2019 USD ($) shares	Apr. 16, 2019 $ / shares	Apr. 16, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Feb. 04, 2021 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Fair value of shares issued as share-based compensation																												$ 7,443,931	$ 9,426,961	$ 551,135
Gain (loss) on settlement of financial liability																												49,792	680,164	(18,665)
Proceeds from issuance of shares																												$ 38,341,407	$ 25,100,459	$ 3,431,294
Warrants share price | $ / shares																																		$ 32.16
Warrants annualized volatility																												120.00%	117.00%	100.00%
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued as share-based compensation | shares																												100,000
Fair value of shares issued as share-based compensation																												$ 98,513
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares																														67,598
Warrants issue to a related party | shares												100,000
Fair value of warrants issued												$ 98,513
Warrants exercise price | $ / shares												$ 1.99
Warrants share price | $ / shares												$ 1.63
Warrants risk free interest rate												0.46%
Warrants annualized volatility												129.00%
Lucid acquisition | shares																												112,162
Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of classes of share capital [line items]
Warrants share price | $ / shares																						$ 32.16
Warrants annualized volatility																						100.00%
Lucid
Disclosure of classes of share capital [line items]
Warrants share price | $ / shares											$ 1.56
Warrants risk free interest rate											0.43%
Warrants annualized volatility											88.00%
Lucid | Warrants
Disclosure of classes of share capital [line items]
Lucid acquisition | shares											112,162
Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Share price per share | $ / shares																																$ 0.19
Share issue price per share | $ / shares																											$ 0.155
Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares acquired | shares																								13,562,386		13,562,387
Share price per share | $ / shares																							$ 0.2212		$ 0.2212
Class A share capital
Disclosure of classes of share capital [line items]
Description of voting rights																												The holders of Class A shares are entitled to 276,660 votes per Class A share held.
Class B share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares																											112,794	112,794
Fair value of shares issued																											$ 174,537	$ 174,537
Number of shares issued for debt settlement | shares								3,735
Value of shares issued for debt settlement								$ 18,808
Number of shares issued in private placement | shares							228,670
Number of shares issued as share-based compensation | shares															1,349,764													1,462,558	2,307,569	130,189
Fair value of shares issued as share-based compensation															$ 3,576,875													$ 3,751,412	$ 6,663,479	$ 1,340,929
Share issue price per share | $ / shares						$ 20.10								$ 2.65
Shares cancelled | shares	504,888												156,278
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares																														510,940
Issuance of common stock of share based compensation | shares					27,580
Value of trade and other payable of shares based compensation					$ 74,117
Issuance of common shares of share based bonus to employees for performance | shares																	1,804,994		405,926
Fair value of share-based compensation bonus																	$ 4,956,324		$ 1,302,076
Share based payment expenses																			$ 93,502
Issuance of common stock of board of directors in lieu of cash | shares																			69,069
Common stock issued for private placement | shares			1,500,000	1,500,000
Warrants issued for private placement | shares			1,500,000	1,500,000
Proceeds from issuance of shares							$ 3,455,898
Proceeds from equity issuance		$ 9,999,997	$ 10,125,000	$ 7,617,038												$ 9,499,994	$ 9,999,997
Fair value of warrants issued				101,561												$ 1,122,727
Issuance of common stock of direct offering | shares		2,762,430														4,318,179	2,762,430
Issuance cost of common shares and warrants				707,043												$ 879,621
Issuance of warrants of direct offering | shares		1,381,215														3,454,543	1,381,215
Fair value of warrant liability		$ 3,289,069
Transaction costs allocated to warrants		284,049
Fair value of common shares issued		6,710,928		$ 7,515,477												$ 8,377,267
Share issue costs		$ 913,349
Exercise price of warrant issue | $ / shares																	$ 4.26
Lucid acquisition | shares																												4,502,392
Class B share capital | Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of classes of share capital [line items]
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares																						510,940
Issuance of common stock for notes payable | shares																		63,714
Notes settled through issuance of shares																		$ 226,385
Fair value of common stock to settle notes payable																		185,976
Gain (loss) on settlement of financial liability																		$ 40,409
Class B share capital | Lucid
Disclosure of classes of share capital [line items]
Lucid acquisition | shares											4,502,392
Class B share capital | Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange | shares																					61,892			65,577		65,577
Value of shares issued in share exchange																								$ 2,256,900		$ 2,256,900
Share issue price per share | $ / shares																							$ 45.75		$ 45.75
Loss on change in fair value of derivative liability																					$ 1,069,798
Class B share capital | Share Exchange Agreement | Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange | shares										49,751										225,371
Value of shares issued in share exchange										$ 1,880,750
Share issue price per share | $ / shares									$ 50.25
Derivative liability																															$ 1,990,788
Class B share capital | Equity distribution agreement | A.G.P/Alliance Global Partners
Disclosure of classes of share capital [line items]
Number of shares issued through equity distribution agreement | shares																												15,480,462	56,248
Proceeds from issuance of shares																												$ 39,765,474	$ 199,785
Total cash transaction costs																												$ 1,424,067
Warrants by expiry date at August 6, 2020
Disclosure of classes of share capital [line items]
Exercise price of warrant issue | $ / shares																											$ 4.26	$ 4.26					$ 4.26
Warrants by expiry date at October 20, 2020
Disclosure of classes of share capital [line items]
Exercise price of warrant issue | $ / shares																											$ 2.60	$ 2.60					$ 2.60